CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2015	Dec. 31, 2014
Common stock, par value	₪ 0.01	₪ 0.01
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	27,865,244	14,007,046
Common stock, shares outstanding	27,560,920	13,702,722
Treasury stock, shares	304,324	304,324